UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (97.04%)
CONSUMER DISCRETIONARY – (7.24%)
Automobiles & Components – (0.72%)
Harley-Davidson, Inc.	4,845,856	$188,503,798
Consumer Durables & Apparel – (0.21%)
Hunter Douglas NV (Netherlands)	1,183,216	54,229,139
Media – (1.40%)
Grupo Televisa S.A., ADR (Mexico)	2,841,141	60,601,538
Walt Disney Co.	8,788,500	306,542,880
		367,144,418
Retailing – (4.91%)
Bed Bath & Beyond Inc. *(a)	12,420,143	767,875,341
CarMax, Inc. *	6,109,992	183,666,360
Expedia, Inc.	3,683,500	96,673,457
Li & Fung Ltd. (Hong Kong)	37,586,000	72,435,510
Liberty Interactive Corp., Series A *	6,165,360	101,204,384
Netflix Inc. *	836,500	68,664,103
		1,290,519,155
	Total Consumer Discretionary	1,900,396,510
CONSUMER STAPLES – (15.93%)
Food & Staples Retailing – (9.24%)
Costco Wholesale Corp.	14,727,441	1,226,133,100
CVS Caremark Corp.	33,046,295	1,199,580,509
		2,425,713,609
Food, Beverage & Tobacco – (6.56%)
Coca-Cola Co.	9,126,245	623,505,058
Diageo PLC (United Kingdom)	13,045,245	269,981,316
Diageo PLC, ADR (United Kingdom)	17,779	1,473,524
Heineken Holding NV (Netherlands)	6,573,869	281,225,240
Kraft Foods Inc., Class A	3,752,200	132,002,396
Nestle S.A. (Switzerland)	1,274,425	73,709,761
Philip Morris International Inc.	3,150,067	220,095,181
Unilever NV, NY Shares (Netherlands)	3,503,824	120,987,043
		1,722,979,519
Household & Personal Products – (0.13%)
Natura Cosmeticos S.A. (Brazil)	1,695,840	32,991,267
	Total Consumer Staples	4,181,684,395
ENERGY – (12.49%)
Canadian Natural Resources Ltd. (Canada)	22,471,580	794,370,353
China Coal Energy Co., Ltd. - H (China)	100,878,011	125,646,375
Devon Energy Corp.	4,604,951	299,091,568
EOG Resources, Inc.	9,083,966	812,379,079
Occidental Petroleum Corp.	9,227,075	857,564,351
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	19,738,800	163,258,852
Schlumberger Ltd.	719,760	52,880,767
Transocean Ltd.	3,059,451	174,847,625
	Total Energy	3,280,038,970

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (30.94%)
Banks – (5.03%)
Commercial Banks – (5.03%)
Wells Fargo & Co.	50,966,134	$1,320,532,532
Diversified Financials – (13.76%)
Capital Markets – (7.69%)
Ameriprise Financial, Inc.	3,765,232	175,761,030
Bank of New York Mellon Corp.	54,673,225	1,163,446,228
Brookfield Asset Management Inc., Class A (Canada)(b)	4,347,420	126,075,180
Charles Schwab Corp.	10,213,500	125,421,780
Goldman Sachs Group, Inc.	965,729	105,795,612
Julius Baer Group Ltd. (Switzerland)	8,570,817	322,046,750
		2,018,546,580
Consumer Finance – (5.37%)
American Express Co.	27,836,838	1,409,100,740
Diversified Financial Services – (0.70%)
Bank of America Corp.	2,641,295	18,040,045
JPMorgan Chase & Co.	1,735,893	60,339,640
Visa Inc., Class A	1,141,950	106,498,257
		184,877,942
		3,612,525,262
Insurance – (11.24%)
Insurance Brokers – (0.13%)
Aon Corp.	725,000	33,799,500
Multi-line Insurance – (3.96%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	138,316,072
Fairfax Financial Holdings Ltd., 144A (Canada)(c)(d)	160,877	67,251,186
Loews Corp. (a)	21,037,521	835,189,584
		1,040,756,842
Property & Casualty Insurance – (5.57%)
ACE Ltd.	2,627,000	189,538,050
Berkshire Hathaway Inc., Class A *	4,898	572,821,100
Markel Corp. *	86,114	33,283,061
Progressive Corp. (a)	35,074,426	666,764,838
		1,462,407,049
Reinsurance – (1.58%)
Everest Re Group, Ltd.	1,102,300	99,118,816
Transatlantic Holdings, Inc. (a)	6,048,151	314,745,778
		413,864,594
		2,950,827,985
Real Estate – (0.91%)
Hang Lung Group Ltd. (Hong Kong)	39,391,100	238,645,900
	Total Financials	8,122,531,679
HEALTH CARE – (11.09%)
Health Care Equipment & Services – (3.71%)
Baxter International Inc.	4,147,974	228,055,610
Becton, Dickinson and Co.	2,326,529	182,004,364
Express Scripts, Inc. *	12,300,208	562,365,510
		972,425,484

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (7.38%)
Agilent Technologies, Inc. *	2,400,090	$88,971,336
Johnson & Johnson	9,580,330	616,877,449
Merck & Co., Inc.	19,960,610	688,641,045
Roche Holding AG - Genusschein (Switzerland)	3,312,310	543,448,468
		1,937,938,298
	Total Health Care	2,910,363,782
INDUSTRIALS – (5.31%)
Capital Goods – (0.89%)
Lockheed Martin Corp.	2,685,700	203,844,630
PACCAR Inc.	684,500	29,601,202
		233,445,832
Commercial & Professional Services – (2.27%)
Iron Mountain Inc. (a)	19,259,589	595,699,088
Transportation – (2.15%)
China Merchants Holdings International Co., Ltd. (China)	92,126,584	286,612,221
China Shipping Development Co., Ltd. - H (China)(a)	68,979,600	48,593,113
Kuehne & Nagel International AG (Switzerland)	1,736,209	215,100,909
LLX Logistica S.A. (Brazil)*	6,278,220	13,969,071
		564,275,314
	Total Industrials	1,393,420,234
INFORMATION TECHNOLOGY – (7.23%)
Semiconductors & Semiconductor Equipment – (1.79%)
Intel Corp.	3,446,500	84,559,877
Texas Instruments Inc.	12,564,305	386,101,093
		470,660,970
Software & Services – (4.67%)
Activision Blizzard, Inc.	12,360,633	165,447,073
Google Inc., Class A *	1,282,245	759,108,274
Microsoft Corp.	11,326,561	301,569,686
		1,226,125,033
Technology Hardware & Equipment – (0.77%)
Hewlett-Packard Co.	7,535,579	200,521,757
	Total Information Technology	1,897,307,760
MATERIALS – (6.47%)
Air Products and Chemicals, Inc.	1,813,120	156,182,157
BHP Billiton PLC (United Kingdom)	4,670,343	147,066,659
Ecolab Inc.	2,238,200	120,504,688
Martin Marietta Materials, Inc.	1,397,237	100,838,594
Monsanto Co.	6,600,196	480,164,259
Potash Corp. of Saskatchewan Inc. (Canada)	4,398,738	208,192,269
Praxair, Inc.	1,603,220	162,999,377
Rio Tinto PLC (United Kingdom)	3,006,214	162,632,901
Sealed Air Corp.	8,135,807	144,817,365
Sino-Forest Corp. (Canada)*(a)	21,599,634	14,903,758
Sino-Forest Corp., 144A (Canada)*(a)(c)(d)	578,195	398,955
	Total Materials	1,698,700,982

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.34%)
America Movil SAB de C.V., Series L, ADR (Mexico)	3,468,634	$88,172,676
	Total Telecommunication Services	88,172,676
TOTAL COMMON STOCK – (Identified cost $18,251,092,875)		25,472,616,988
PREFERRED STOCK – (0.05%)
MATERIALS – (0.05%)
MMX Mineracao e Metalicos S.A. (Brazil)*	7,333,400	12,344,425
TOTAL PREFERRED STOCK – (Identified cost $11,891,747)		12,344,425
CONVERTIBLE BONDS – (0.08%)
MATERIALS – (0.08%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(d)	$61,132,000	20,173,560
TOTAL CONVERTIBLE BONDS – (Identified cost $61,159,375)		20,173,560
SHORT-TERM INVESTMENTS – (2.39%)
COMMERCIAL PAPER – (0.06%)
Barclays U.S. Funding LLC, 0.12%, 11/01/11	14,188,000	14,188,000
	Total Commercial Paper	14,188,000
REPURCHASE AGREEMENTS – (2.33%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.10%, 11/01/11, dated 10/31/11, repurchase value of $233,393,648 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.919%-5.50%, 11/01/23-09/01/41, total market value $238,060,860)	233,393,000	233,393,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 11/01/11, dated 10/31/11, repurchase value of $379,260,264 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-6.50%, 12/15/11-06/01/40, total market value $386,844,180)	379,259,000	379,259,000
	Total Repurchase Agreements	612,652,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $626,840,000)		626,840,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.28%)
Merrill Lynch & Co., Inc. Joint Repurchase Agreement, 0.13%, 11/01/11, dated 10/31/11, repurchase value of $75,126,271 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.00%, 09/01/41-10/01/41, total market value $76,628,520)	75,126,000	75,126,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $75,126,000)		75,126,000
Total Investments – (99.84%) – (Identified cost $19,026,109,997) – (e)		26,207,100,973
Other Assets Less Liabilities – (0.16%)		43,182,273
	Net Assets – (100.00%)	$26,250,283,246

ADR: American Depositary Receipt
*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2011, amounts to $3,264,344,015.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2011	Gross Additions	Gross Reductions	Shares/Principal October 31, 2011	Dividend/ Interest Income
Bed Bath & Beyond Inc.	12,420,143	–	–	12,420,143	$–
China Shipping Development Co., Ltd. - H	68,979,600	–	–	68,979,600	–
Iron Mountain Inc.	19,259,589	–	–	19,259,589	4,814,897
Loews Corp.	23,784,521	–	2,747,000	21,037,521	1,324,595
Martin Marietta Materials, Inc. (1)	2,520,483	–	1,123,246	1,397,237	960,473
Progressive Corp.	36,893,726	–	1,819,300	35,074,426	–
Sealed Air Corp. (1)	17,617,507	–	9,481,700	8,135,807	1,928,551
Sino-Forest Corp.	21,599,634	–	–	21,599,634	–
Sino-Forest Corp., 144A	578,195	–	–	578,195	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,132,000	–	–	$61,132,000	764,150
Transatlantic Holdings, Inc.	6,089,151	–	41,000	6,048,151	1,339,613
	(1) Not an affiliate as of October 31, 2011.

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned.  As of October 31, 2011, the Fund had on loan securities valued at $72,020,485; cash of $75,126,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $67,650,141 or 0.26% of the Fund's net assets as of October 31, 2011.

(d)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $87,823,701 or 0.33% of the Fund's net assets as of October 31, 2011.

(e)	Aggregate cost for federal income tax purposes is $19,041,316,534. At October 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$8,590,565,173
	Unrealized depreciation	(1,424,780,734)
	Net unrealized appreciation	$7,165,784,439

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$1,773,731,861	$126,664,649	$–	$1,900,396,510
Consumer staples	3,556,768,078	624,916,317	–	4,181,684,395
Energy	3,154,392,595	125,646,375	–	3,280,038,970
Financials	7,561,839,029	560,692,650	–	8,122,531,679
Health care	2,366,915,314	543,448,468	–	2,910,363,782
Industrials	843,113,991	550,306,243	–	1,393,420,234
Information technology	1,897,307,760	–	–	1,897,307,760
Materials	1,386,043,134	309,699,560	15,302,713	1,711,045,407
Telecommunication services	88,172,676	–	–	88,172,676
Convertible debt securities	–	20,173,560	–	20,173,560
Short-term securities	–	626,840,000	–	626,840,000
Investment of cash collateral for securities loaned	–	75,126,000	–	75,126,000
Total Investments	$22,628,284,438	$3,563,513,822	$15,302,713	$26,207,100,973

Level 1 to Level 2 Transfers**:
Consumer discretionary	$54,229,139
Consumer staples	624,916,317
Energy	125,646,375
Financials	560,692,650
Health care	543,448,468
Industrials	550,306,243
Materials	309,699,560
Total	$2,768,938,752

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the three months ended October 31, 2011.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2011:

Investment Securities:
Beginning balance	$–
Increase in unrealized depreciation	(154,144,303)
Net purchases (sales)	–
Transfers into Level 3	169,447,016
Ending balance	$15,302,713

Increase in unrealized depreciation during the period on Level 3 securities still held at October 31, 2011	$(154,144,303)

Transfers into Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (98.29%)
CONSUMER DISCRETIONARY – (7.88%)
Consumer Services – (0.56%)
Wynn Resorts Ltd.	1,280	$169,958
Media – (0.62%)
Viacom Inc., Class B	4,250	186,363
Retailing – (6.70%)
Bed Bath & Beyond Inc. *	9,055	559,825
Li & Fung Ltd. (Hong Kong)	173,000	333,405
Target Corp.	8,250	451,687
TJX Cos., Inc.	11,390	671,213
		2,016,130
	Total Consumer Discretionary	2,372,451
CONSUMER STAPLES – (19.59%)
Food & Staples Retailing – (4.59%)
Costco Wholesale Corp.	8,690	723,486
CVS Caremark Corp.	18,150	658,845
		1,382,331
Food, Beverage & Tobacco – (13.58%)
Coca-Cola Co.	5,572	380,679
Kraft Foods Inc., Class A	20,940	736,669
Mead Johnson Nutrition Co.	5,565	399,845
Nestle S.A. (Switzerland)	24,495	1,416,734
Philip Morris International Inc.	4,140	289,262
Unilever NV, NY Shares (Netherlands)	25,040	864,631
		4,087,820
Household & Personal Products – (1.42%)
Colgate-Palmolive Co.	4,725	426,998
	Total Consumer Staples	5,897,149
ENERGY – (5.49%)
BP PLC, ADR (United Kingdom)	8,154	360,244
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	37,260	308,176
Schlumberger Ltd.	4,780	351,187
Spectra Energy Corp.	15,650	448,059
Transocean Ltd.	3,255	186,023
	Total Energy	1,653,689
FINANCIALS – (17.72%)
Banks – (3.73%)
Commercial Banks – (3.73%)
PNC Financial Services Group, Inc.	3,655	196,310
Toronto-Dominion Bank (Canada)	3,395	255,575
U.S. Bancorp	15,000	383,850
Wells Fargo & Co.	11,100	287,601
		1,123,336
Diversified Financials – (3.79%)
Capital Markets – (2.43%)
Bank of New York Mellon Corp.	1,830	38,942
Brookfield Asset Management Inc., Class A (Canada)	8,000	232,000
Charles Schwab Corp.	14,180	174,131
Goldman Sachs Group, Inc.	2,605	285,378
		730,451

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (1.36%)
CME Group Inc.	100	$27,522
JPMorgan Chase & Co.	8,040	279,470
Visa Inc., Class A	1,100	102,586
		409,578
		1,140,029
Insurance – (10.20%)
Insurance Brokers – (0.06%)
Aon Corp.	400	18,648
Multi-line Insurance – (4.31%)
Fairfax Financial Holdings Ltd. (Canada)	1,553	649,558
Loews Corp.	16,300	647,110
		1,296,668
Property & Casualty Insurance – (3.64%)
ACE Ltd.	4,000	288,600
Berkshire Hathaway Inc., Class A *	4	467,800
Progressive Corp.	7,350	139,723
W. R. Berkley Corp.	5,770	200,854
		1,096,977
Reinsurance – (2.19%)
Everest Re Group, Ltd.	7,340	660,013
		3,072,306
	Total Financials	5,335,671
HEALTH CARE – (6.91%)
Health Care Equipment & Services – (4.65%)
Baxter International Inc.	8,720	479,426
Becton, Dickinson and Co.	5,380	420,877
CareFusion Corp. *	8,615	220,544
Laboratory Corp. of America Holdings *	1,215	101,878
UnitedHealth Group Inc.	3,695	177,323
		1,400,048
Pharmaceuticals, Biotechnology & Life Sciences – (2.26%)
Agilent Technologies, Inc. *	12,130	449,659
Valeant Pharmaceuticals International, Inc. (Canada)*	5,820	230,239
		679,898
	Total Health Care	2,079,946
INDUSTRIALS – (11.70%)
Capital Goods – (8.26%)
3M Co.	860	67,957
Lockheed Martin Corp.	5,320	403,788
PACCAR Inc.	32,015	1,384,489
Schindler Holding AG - Participation Certificate (Switzerland)	2,825	330,821
Schneider Electric S.A. (France)	5,075	298,002
		2,485,057
Commercial & Professional Services – (3.44%)
Iron Mountain Inc.	8,600	265,998
Nielsen Holdings NV *	16,885	495,575

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
Republic Services, Inc.	9,650	$274,639
		1,036,212
	Total Industrials	3,521,269
INFORMATION TECHNOLOGY – (21.90%)
Semiconductors & Semiconductor Equipment – (7.35%)
Advanced Energy Industries, Inc. *	7,525	70,208
First Solar, Inc. *	3,070	152,733
Intel Corp.	27,000	662,445
Texas Instruments Inc.	43,180	1,326,921
		2,212,307
Software & Services – (10.84%)
Accenture PLC, Class A	1,625	97,923
Automatic Data Processing Inc.	4,450	232,802
International Business Machines Corp.	3,930	725,596
Microsoft Corp.	34,320	913,770
Oracle Corp.	13,110	429,549
SAP AG, ADR (Germany)	14,315	864,053
		3,263,693
Technology Hardware & Equipment – (3.71%)
Hewlett-Packard Co.	41,990	1,117,354
	Total Information Technology	6,593,354
MATERIALS – (6.71%)
Air Products and Chemicals, Inc.	9,445	813,592
Cemex SAB de C.V, ADR (Mexico)*	35,316	154,331
Potash Corp. of Saskatchewan Inc. (Canada)	5,265	249,193
Praxair, Inc.	4,260	433,114
Sherwin-Williams Co.	4,460	368,887
	Total Materials	2,019,117
TELECOMMUNICATION SERVICES – (0.39%)
America Movil SAB de C.V., Series L, ADR (Mexico)	4,600	116,932
	Total Telecommunication Services	116,932
TOTAL COMMON STOCK – (Identified cost $24,842,428)		29,589,578
STOCK WARRANTS – (0.43%)
FINANCIALS – (0.43%)
Banks – (0.43%)
Commercial Banks – (0.43%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	14,700	128,331
TOTAL STOCK WARRANTS – (Identified cost $112,678)		128,331
CORPORATE BONDS – (0.88%)
MATERIALS – (0.88%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (a)	$300,000	265,140
TOTAL CORPORATE BONDS – (Identified cost $296,454)		265,140

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.33%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.10%, 11/01/11, dated 10/31/11, repurchase value of $38,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.919%-5.50%, 11/01/23-09/01/41, total market value $38,760)	$38,000	$38,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 11/01/11, dated 10/31/11, repurchase value of $63,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-6.50%, 12/15/11-06/01/40, total market value $64,260)	63,000	63,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $101,000)	101,000
	Total Investments – (99.93%) – (Identified cost $25,352,560) – (b)	30,084,049
	Other Assets Less Liabilities – (0.07%)	21,160
	Net Assets – (100.00%)	$30,105,209
ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $265,140 or 0.88% of the Fund's net assets as of October 31, 2011.
(b)	Aggregate cost for federal income tax purposes is $25,372,349. At October 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$5,190,877
	Unrealized depreciation	(479,177)
	Net unrealized appreciation	$4,711,700

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

   Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2011 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$2,039,046	$333,405	$–	$2,372,451
Consumer staples	4,480,415	1,416,734	–	5,897,149
Energy	1,653,689	–	–	1,653,689
Financials	5,464,002	–	–	5,464,002
Health care	2,079,946	–	–	2,079,946
Industrials	2,892,446	628,823	–	3,521,269
Information technology	6,593,354	–	–	6,593,354
Materials	2,019,117	–	–	2,019,117
Telecommunication services	116,932	–	–	116,932
Corporate debt securities	–	265,140	–	265,140
Short-term securities	–	101,000	–	101,000
Total Investments	$27,338,947	$2,745,102	$–	$30,084,049

Level 1 to Level 2 Transfers**:
Consumer staples		$1,416,734
Industrials		628,823
Total		$2,045,557

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the three months ended October 31, 2011.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2011

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  December 30, 2011